Decommissioning Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in other provisions [abstract]
Less: Current portion of decommissioning liability	$ (12.6)	$ (8.5)
Revision to reclamation for closed sites	3.3	0.0
Provision for decommissioning, restoration and rehabilitation costs [member]
Reconciliation of changes in other provisions [abstract]
Beginning balance	116.6	106.1
Reclamation expenditures	(0.3)	(0.4)
Accretion expense	6.8	4.2
Revisions to expected discounted cash flows	11.9	6.7
Liability assumed on Manitou acquisition (note 8)	1.8
Ending balance	136.8	$ 116.6
Less: Current portion of decommissioning liability	(12.6)
Balance – non-current portion December 31, 2023	$ 124.2